Eaton Vance

Atlanta Capital SMID-Cap Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Aerospace & Defense — 0.9%
Hexcel Corp.	1,599,585	$117,265,576

		$117,265,576

Banks — 3.6%
Prosperity Bancshares, Inc.	2,369,668	$170,355,433
Umpqua Holdings Corp.(1)	11,646,747	206,147,422
Westamerica Bancorporation(1)	1,433,011	97,115,155

		$473,618,010

Building Products — 2.4%
Lennox International, Inc.	1,335,416	$325,801,442

		$325,801,442

Capital Markets — 5.2%
Affiliated Managers Group, Inc.	926,442	$78,506,695
FactSet Research Systems, Inc.	532,559	142,885,580
Morningstar, Inc.	1,101,713	166,700,194
SEI Investments Co.	4,735,814	310,101,101

		$698,193,570

Chemicals — 2.8%
RPM International, Inc.	2,810,656	$215,745,955
Sensient Technologies Corp.(1)	2,278,426	150,581,174

		$366,327,129

Commercial Services & Supplies — 1.6%
IAA, Inc.(2)	4,591,087	$216,056,554

		$216,056,554

Containers & Packaging — 2.7%
AptarGroup, Inc.	3,162,641	$365,664,552

		$365,664,552

Distributors — 1.0%
Pool Corp.	636,357	$135,149,500

		$135,149,500

Diversified Consumer Services — 5.2%
Frontdoor, Inc.(2)	3,930,276	$186,373,688
Service Corporation International	3,008,534	138,482,820
ServiceMaster Global Holdings, Inc.(1)(2)	9,500,901	367,304,833

		$692,161,341

Security	Shares	Value
Electrical Equipment — 1.4%
Acuity Brands, Inc.	1,325,331	$182,895,678

		$182,895,678

Electronic Equipment, Instruments & Components — 5.2%
CDW Corp.	2,713,704	$387,625,479
FLIR Systems, Inc.	3,459,895	180,156,733
Trimble, Inc.(2)	3,110,244	129,666,072

		$697,448,284

Health Care Equipment & Supplies — 7.6%
DENTSPLY SIRONA, Inc.	4,902,618	$277,439,153
Teleflex, Inc.	1,585,343	596,786,519
Varian Medical Systems, Inc.(2)	958,709	136,146,265

		$1,010,371,937

Health Care Providers & Services — 2.9%
Henry Schein, Inc.(2)	5,691,880	$379,762,234

		$379,762,234

Hotels, Restaurants & Leisure — 6.5%
Aramark(1)	13,823,531	$599,941,246
Choice Hotels International, Inc.(3)	2,572,449	266,068,400

		$866,009,646

Industrial Conglomerates — 2.7%
Carlisle Cos., Inc.	2,220,101	$359,301,146

		$359,301,146

Insurance — 6.3%
Markel Corp.(2)	221,695	$253,435,073
WR Berkley Corp.	8,553,211	591,026,880

		$844,461,953

IT Services — 8.1%
Broadridge Financial Solutions, Inc.	1,559,194	$192,622,827
CACI International, Inc., Class A(2)	265,521	66,377,595
Gartner, Inc.(2)	1,746,872	269,192,975
Jack Henry & Associates, Inc.	1,150,529	167,597,559
WEX, Inc.(2)	1,867,672	391,202,577

		$1,086,993,533

Life Sciences Tools & Services — 3.6%
Bio-Rad Laboratories, Inc., Class A(2)	636,514	$235,529,275
Bio-Techne Corp.	1,136,211	249,409,677

		$484,938,952

Machinery — 5.2%
Donaldson Co., Inc.	2,241,179	$129,136,734
Graco, Inc.	2,864,807	148,969,964
IDEX Corp.	1,154,614	198,593,608
Nordson Corp.	1,310,447	213,393,189

		$690,093,495

Security	Shares	Value
Marine — 2.1%
Kirby Corp.(1)(2)	3,155,908	$282,548,443

		$282,548,443

Professional Services — 4.7%
TransUnion	7,286,927	$623,833,821

		$623,833,821

Real Estate Management & Development — 1.5%
Jones Lang LaSalle, Inc.	1,181,077	$205,613,695

		$205,613,695

Road & Rail — 4.5%
J.B. Hunt Transport Services, Inc.	3,541,857	$413,618,060
Landstar System, Inc.	1,678,518	191,132,845

		$604,750,905

Software — 5.2%
Blackbaud, Inc.(1)	3,277,226	$260,867,190
Fair Isaac Corp.(2)	420,968	157,728,290
Manhattan Associates, Inc.(1)(2)	3,363,123	268,209,059

		$686,804,539

Specialty Retail — 1.3%
Sally Beauty Holdings, Inc.(1)(2)(3)	9,366,025	$170,929,956

		$170,929,956

Textiles, Apparel & Luxury Goods — 1.7%
Columbia Sportswear Co.(3)	2,268,239	$227,254,865

		$227,254,865

Total Common Stocks (identified cost $7,502,494,664)		$12,794,250,756

Short-Term Investments — 4.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.78%(4)	603,011,238	$603,011,238

Total Short-Term Investments (identified cost $602,973,499)		$603,011,238

Total Investments — 100.4% (identified cost $8,105,468,163)		$13,397,261,994

Other Assets, Less Liabilities — (0.4)%		$(50,303,579)

Net Assets — 100.0%		$13,346,958,415

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated company.

(2)	Non-income producing security.

(3)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $125,632,148 and the total market value of the collateral received by the Fund was $128,547,301, comprised of U.S. government and/or agencies securities.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2019.

The Fund did not have any open derivative instruments at December 31, 2019.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At December 31, 2019, the value of the Fund’s investments in affiliated companies and funds was $3,006,655,716, which represents 22.5% of the Fund’s net assets. Transactions in affiliated companies and funds by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of affiliated company/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks*
Aramark	$623,960,921	$—	$(21,630,004)	$(450,229)	$(1,939,442)	$599,941,246	$1,520,588	13,823,531
Blackbaud, Inc.	296,064,597	—	—	—	(35,197,407)	260,867,190	393,267	3,277,226
Kirby Corp.(1)	259,289,401	—	—	—	23,259,042	282,548,443	—	3,155,908
Manhattan Associates, Inc.(1)	404,768,663	—	(128,155,649)	35,754,980	(44,158,935)	268,209,059	—	3,363,123
Sally Beauty Holdings, Inc.(1)	139,460,112	—	—	—	31,469,844	170,929,956	—	9,366,025
Sensient Technologies Corp.	156,413,945	—	—	—	(5,832,771)	150,581,174	888,586	2,278,426
ServiceMaster Global Holdings, Inc.(1)	531,100,366	—	—	—	(163,795,533)	367,304,833	—	9,500,901
Umpqua Holdings Corp.	191,705,455	—	—	—	14,441,967	206,147,422	2,445,817	11,646,747
Westamerica Bancorporation	89,104,624	—	—	—	8,010,531	97,115,155	587,535	1,433,011
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.78%	405,740,378	540,447,386	(343,237,917)	5,990	55,401	603,011,238	2,732,736	603,011,238

Totals				$35,310,741	$(173,687,303)	$3,006,655,716	$8,568,529

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	Non-income producing security.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$12,794,250,756	*	$—	$—	$12,794,250,756
Short-Term Investments	—		603,011,238	—	603,011,238
Total Investments	$12,794,250,756		$603,011,238	$—	$13,397,261,994

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Valuation - Other

Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Securities Lending

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities. The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. The securities lending transactions outstanding at December 31, 2019 have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.